UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21422

 NAME OF REGISTRANT:                     Trust for Advised Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christopher E. Kashmerick
                                         Trust for Advised Portfolios
                                         2020 East Financial Way,
                                         Suite 100
                                         Glendora, CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7385

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


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

Infinity Q Commodity Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Infinity Q Diversified Alpha Fund
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 CAMECO CORPORATION                                                                          Agenda Number:  935152710
--------------------------------------------------------------------------------------------------------------------------
        Security:  13321L108
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2020
          Ticker:  CCJ
            ISIN:  CA13321L1085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      DIRECTOR
       IAN BRUCE                                                 Mgmt          For                            For
       DANIEL CAMUS                                              Mgmt          For                            For
       DONALD DERANGER                                           Mgmt          For                            For
       CATHERINE GIGNAC                                          Mgmt          For                            For
       TIM GITZEL                                                Mgmt          For                            For
       JIM GOWANS                                                Mgmt          For                            For
       KATHRYN JACKSON                                           Mgmt          For                            For
       DON KAYNE                                                 Mgmt          For                            For
       ANNE MCLELLAN                                             Mgmt          For                            For

B      APPOINT KPMG LLP AS AUDITORS                              Mgmt          For                            For

C      BE IT RESOLVED THAT, ON AN ADVISORY BASIS                 Mgmt          For                            For
       AND NOT TO DIMINISH THE ROLE AND
       RESPONSIBILITIES OF THE BOARD OF DIRECTORS
       FOR EXECUTIVE COMPENSATION, THE
       SHAREHOLDERS ACCEPT THE APPROACH TO
       EXECUTIVE COMPENSATION DISCLOSED IN
       CAMECO'S MANAGEMENT PROXY CIRCULAR
       DELIVERED IN ADVANCE OF THE 2020 ANNUAL
       MEETING OF SHAREHOLDERS.

D      YOU DECLARE THAT THE SHARES REPRESENTED BY                Mgmt          Against                        For
       THIS VOTING INSTRUCTION FORM ARE HELD,
       BENEFICIALLY OWNED OR CONTROLLED, EITHER
       DIRECTLY OR INDIRECTLY, BY A RESIDENT OF
       CANADA AS DEFINED BELOW. IF THE SHARES ARE
       HELD IN THE NAMES OF TWO OR MORE PEOPLE,
       YOU DECLARE THAT ALL OF THESE PEOPLE ARE
       RESIDENTS OF CANADA. NOTE: "FOR" = YES,
       "ABSTAIN" = NO, "AGAINST" WILL BE TREATED
       AS NOT MARKED




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO GALICIA S.A.                                                               Agenda Number:  935181127
--------------------------------------------------------------------------------------------------------------------------
        Security:  399909100
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2020
          Ticker:  GGAL
            ISIN:  US3999091008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment of two shareholders to sign the               Mgmt          Abstain
       minutes.

2.     Examination of the business affairs of our                Mgmt          Abstain
       controlled company Banco de Galicia y
       Buenos Aires S.A.U. Position to be adopted
       by Grupo Financiero Galicia S.A. over the
       issues to be dealt with at Banco de Galicia
       y Buenos Aires S.A.U. next shareholders'
       meeting.

3.     Examination of the Financial Statements,                  Mgmt          Abstain
       Income Statement, and other documents as
       set forth by Section 234, subsection 1 of
       the General Law of Companies, Annual Report
       - Integrated Information and Report of the
       Supervisory Syndics' Committee for the 21st
       fiscal year ended December 31st, 2019.

4.     Treatment to be given to the fiscal year's                Mgmt          Abstain
       results. Increase of the Discretionary
       Reserve for future Dividends' distribution.
       Granting to the Board of Directors the
       faculty to partially affect the
       Discretionary Reserve to make available a
       cash dividend distribution in accordance
       with the Annual Report. Constitution of a
       Discretionary Reserve to develop new
       businesses and to support subsidiaries.

5.     Approval of the Board of Directors and                    Mgmt          Abstain
       Supervisory Syndics Committee's
       performances.

6.     Supervisory Syndics Committee's                           Mgmt          Abstain
       compensation.

7.     Board of Directors' compensation.                         Mgmt          Abstain

8.     Granting of authorization to the Board of                 Mgmt          Abstain
       Directors to make advance payments of
       directors fees during the fiscal year
       started on January 1st, 2020 ad-referendum
       of the shareholders' meeting that considers
       the documentation corresponding to said
       fiscal year.

9.     Election of three syndics and three                       Mgmt          Abstain
       alternate syndics for one-year term of
       office.

10.    Determination of the number of directors                  Mgmt          Abstain
       and alternate directors until reaching the
       number of directors determined by the
       shareholders' meeting.

11.    Compensation of the independent accountant                Mgmt          Abstain
       certifying the Financial Statements for
       fiscal year 2019.

12.    Appointment of the independent accountant                 Mgmt          Abstain
       and alternate accountant to certify the
       Financial Statements for fiscal year 2020.




--------------------------------------------------------------------------------------------------------------------------
 NUCANA PLC                                                                                  Agenda Number:  935234423
--------------------------------------------------------------------------------------------------------------------------
        Security:  67022C106
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2020
          Ticker:  NCNA
            ISIN:  US67022C1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     To re-elect Hugh Stephen Griffith as a                    Mgmt          For                            For
       director of the Company.

O2     To re-appoint Ernst & Young LLP as auditors               Mgmt          For                            For
       of the Company.

O3     To authorise the directors to determine the               Mgmt          For                            For
       remuneration of the auditors of the
       Company.

O4     To receive the Company's audited accounts                 Mgmt          For                            For
       for the financial year ended 31 December
       2019, together with the strategic report,
       directors' report and auditor's report on
       those accounts.

O5     To receive and approve the Directors'                     Mgmt          For                            For
       Remuneration Report (other than the part
       containing the Directors' Remuneration
       Policy) for the financial year ended 31
       December 2019.

O6     To receive and approve the Directors'                     Mgmt          For                            For
       Remuneration Policy set out on pages 22 to
       26 of the Directors' Remuneration Report,
       such policy to take effect from the date on
       which this resolution is passed.

O7     To approve the Company's share plans.                     Mgmt          For                            For

O8     To authorise the Directors to allot, or                   Mgmt          For                            For
       grant rights to subscribe for shares up to
       an aggregate nominal amount of GBP
       1,000,000.

O9     To authorise the Directors to allot, or                   Mgmt          For                            For
       grant rights to subscribe for shares up to
       an aggregate nominal amount of GBP 160,000
       under or in connection with the Company's
       share plans/schemes.

S10    Subject to the passing of resolution 8, to                Mgmt          For                            For
       empower the Directors to disapply
       pre-emption rights to the allotment of
       equity securities up to a nominal amount of
       GBP 1,000,000.

S11    Subject to passing of resolution 9, to                    Mgmt          For                            For
       empower the Directors to disapply
       pre-emption rights to the allotment of
       equity securities up to a nominal amount of
       GBP 160,000.




--------------------------------------------------------------------------------------------------------------------------
 UROGEN PHARMA LTD                                                                           Agenda Number:  935211475
--------------------------------------------------------------------------------------------------------------------------
        Security:  M96088105
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2020
          Ticker:  URGN
            ISIN:  IL0011407140
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Arie Belldegrun                                           Mgmt          For                            For
       Elizabeth Barrett                                         Mgmt          For                            For
       Cynthia M. Butitta                                        Mgmt          For                            For
       Fred E. Cohen                                             Mgmt          For                            For
       Kathryn E. Falberg                                        Mgmt          For                            For
       Stuart Holden                                             Mgmt          For                            For
       Ran Nussbaum                                              Mgmt          For                            For
       Shawn C. Tomasello                                        Mgmt          For                            For

2.     To approve an amendment to the Company's                  Mgmt          For                            For
       2017 Equity Incentive Plan to, among other
       things, increase the number of ordinary
       shares authorized for issuance under the
       plan by 400,000 shares.

3.     To approve an amendment to the Company's                  Mgmt          For                            For
       amended and restated compensation policy
       for its office holders in accordance with
       the provisions of the Israeli Companies
       Law, 5759-1999, or the Companies Law.

4.     To approve terms of employment for Mark                   Mgmt          For                            For
       Schoenberg, Chief Medical Officer of the
       Company.

5.     To approve the engagement of                              Mgmt          For                            For
       PricewaterhouseCoopers LLP, an independent
       registered public accounting firm as the
       Company's independent auditor until the
       Company's 2021 annual meeting of
       shareholders.

6.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of the Company's named
       executive officers, as disclosed in the
       Company's proxy statement for the annual
       meeting.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Advised Portfolios
By (Signature)       /s/ Christopher E Kashmerick
Name                 Christopher E Kashmerick
Title                President
Date                 08/20/2020